Income Taxes - Schedule of Components of Provision For (benefit from) Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Current:
State			$ (56)	$ 39
Foreign				13
Total Current Tax Expense			(56)	52
Deferred:
Foreign			(733)	(690)
Total Deferred Tax Benefit			(733)	(690)
Total Benefit from Income Taxes	$ 51	$ (171)	$ (789)	$ (638)